Quarterly Data (Unaudited)	12 Months Ended
Sep. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)
The following information has been derived from unaudited consolidated financial statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information (dollars in thousands, except per share amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2015
Total revenue	$474,019	$475,059	$477,939	$504,119	$1,931,136
Gross profit	$263,634	$271,760	$273,248	$292,615	$1,101,257
Net loss	$(50,495)	$(14,098)	$(39,390)	$(11,027)	$(115,010)
Net loss per share:
Basic	$(0.16)	$(0.04)	$(0.13)	$(0.04)	$(0.36)
Diluted	$(0.16)	$(0.04)	$(0.13)	$(0.04)	$(0.36)
Weighted average common shares outstanding:
Basic	321,751	322,879	312,680	309,281	317,028
Diluted	321,751	322,879	312,680	309,281	317,028

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2014
Total revenue	$469,980	$475,653	$475,504	$502,314	$1,923,451
Gross profit	$262,160	$265,289	$259,411	$292,251	$1,079,111
Net loss	$(55,413)	$(39,227)	$(54,247)	$(1,456)	$(150,343)
Net loss per share:
Basic	$(0.18)	$(0.12)	$(0.17)	$(0.00)	$(0.47)
Diluted	$(0.18)	$(0.12)	$(0.17)	$(0.00)	$(0.47)
Weighted average common shares outstanding:
Basic	314,818	316,593	317,610	318,725	316,936
Diluted	314,818	316,593	317,610	318,725	316,936